Note 19 - Derivatives	12 Months Ended
Dec. 31, 2025
Notes To Financial Statements [Abstract]
Derivative Instruments and Hedging Activities Disclosure [Text Block]

19. Derivatives:

(a) Interest rate swaps and interest rate caps that meet the criteria for hedge accounting: The Company manages its exposure to floating interest rates and foreign currencies by entering into interest rate swaps and interest rate caps agreements with varying start and maturity dates.

The interest rate swaps are designed to hedge the variability of interest cash flows arising from floating rate debt, attributable to movements in three-month SOFR. According to the Company’s Risk Management Accounting Policy, after putting in place the formal documentation at the inception of the hedging relationship, as required by ASC 815, these interest rate derivatives instruments qualified for hedge accounting. The change in the fair value of the interest rate derivative instruments that qualified for hedge accounting is recorded in “Accumulated Other Comprehensive Income” and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings and is presented in Interest and finance costs. The change in the fair value of the interest rate derivative instruments that did not qualify for hedge accounting is recorded in Gain / (Loss) on derivative instruments, net.

During the year ended December 31, 2024, three NML subsidiaries entered into three interest rate swap agreements with an aggregate notional amount of $33,683, which met hedge accounting criteria according to ASC 815 related to the loans discussed in Notes 10.A.20 and 10.A.21. During the same period and pursuant to the partial prepayment of the loan discussed in Note 10.A.21, one NML subsidiary terminated one of the three interest rate swap agreements and recorded a gain of $70, which is included in Gain / (loss) on derivative instruments, net, in the accompanying 2024 consolidated statement of income.

During the year ended December 31, 2025, pursuant to the prepayment of the loan discussed in Note 10.A.21, one NML subsidiary terminated one interest rate swap agreement and recorded a loss of $65, which is included in Gain / (loss) on derivative instruments, net, in the accompanying 2025 consolidated statement of income.

At December 31, 2024 and 2025, the Company had interest rate swap agreements and interest rate cap agreements with an outstanding notional amount of $805,028 and $631,755, respectively. The fair value of these derivatives outstanding as at December 31, 2024 and 2025 amounted to an asset of $31,645 and a net asset of $14,071, respectively, and these are included in the accompanying consolidated balance sheets. The maturity of these derivatives range between June 2026 and March 2031.

The estimated net amount that is expected to be reclassified within the next 12 months from Accumulated Other Comprehensive Income / (Loss) to earnings in respect of the settlements on interest rate swap and interest rate cap amounts to $4,822.

(b) Cross currency swaps that do not meet the criteria for hedge accounting: During the year ended December 31, 2021, the Company entered into two cross-currency swap agreements, which converted the Company’s variability of the interest and principal payments in Euro into USD functional currency cash flows with respect to the Unsecured Bond (Note 10(c)), in order to hedge its exposure to fluctuations deriving from Euro. Following the early prepayment of the Bond Loan on November 25, 2024, the Company redesignated the two cross-currency swaps as non-hedging instruments and recorded an unrealized loss of $1,047, which is included in Gain / (Loss) on derivative instruments, net in the accompanying 2024 consolidated statement of income. On November 21, 2025, the two cross-currency swaps matured and the Company recorded a gain of $9,957, which is included in Gain / (Loss) on derivative instruments, net in the accompanying 2025 consolidated statement of income. The fair value of these derivatives outstanding as at December 31, 2024 amounted to a liability of $18,387 and is included in the accompanying consolidated balance sheets.

(c) Foreign currency agreements, FX option zero cost collar and Foreign currency options: As of December 31, 2025, the Company holds 12 Euro/U.S. dollar forward agreements totaling $14,099 at an average forward rate of Euro/U.S. dollar 1.1749, expiring in monthly intervals up to December 2026. Furthermore, the Company entered into 12 Euro/U.S. dollar foreign currency options totaling $21,150 at an average call rate of Euro/U.S. dollar 1.1750, expiring in monthly intervals up to December 2026.

As of December 31, 2024, the Company held 12 Euro/U.S. dollar forward agreements totaling $39,600 at an average forward rate of Euro/U.S. dollar 1.0837, expiring in monthly intervals up to December 2025.

The total change of forward contracts fair value for the year ended December 31, 2025, was a gain of $1,478 (a loss of $4,898 for the year ended December 31, 2024 and a gain of $1,177 for the year ended December 31, 2023) and is included in Gain / (loss) on derivative instruments, net in the accompanying consolidated statements of income. The fair value of the forward contracts as at December 31, 2024 and 2025, amounted to a liability of $1,369 and an asset of $110, respectively. The fair value of the foreign currency options as at December 31, 2025, was an asset of $393.

During the year ended December 31, 2025, the Company entered into an FX option zero cost collar agreement to manage its exposure to fluctuations of foreign currencies risks. On November 21, 2025, the agreement matured.

The Effect of Derivative Instruments for the years ended
December 31, 2023, 2024 and 2025
Derivatives in ASC 815 Cash Flow Hedging Relationships
	Amount of Gain / (Loss) Recognized in OCI on Derivative
	2023	2024	2025
Interest rate swaps and cross-currency swaps	$3,385	$24,401	$697
Interest rate caps (included component)	6,629	(4,564)	(8,062)
Interest rate caps (excluded component) (1)	(16,589)	(6,708)	(428)
Reclassification to Interest and finance costs	(22,876)	(23,254)	(9,472)
Reclassification of amount excluded from the interest rate caps assessment of hedge effectiveness based on an amortization approach to Interest and finance costs	4,354	6,084	4,092
Amounts reclassified from Net settlements on interest rate swaps qualifying for hedge accounting to Depreciation	63	63	63
Total	$(25,034)	$(3,978)	$(13,110)

(1)	Excluded component represents interest rate caps instruments time value.

Derivatives Not Designated as Hedging Instruments under ASC 815
	Location of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net	Amount of Gain / (Loss) Recognized in Gain / (Loss) on derivative instruments, net
		2023	2024	2025
Cross-currency swaps	Gain / (loss) on derivative instruments, net	$-	$(1,047)	$9,957
Foreign currency options	Gain / (loss) on derivative instruments, net	-	-	393
Forward currency contracts	Gain / (loss) on derivative instruments, net	1,177	(4,898)	1,148
Interest rate swaps and interest rate caps	Gain / (loss) on derivative instruments, net	9,696	84	(65)
Total		$10,873	$(5,861)	$11,433